ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2022
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

5.ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

The Group has adopted all recognition, measurement and disclosure requirements of IFRS, including any new and revised standards and Interpretations of IFRS, in effect for annual periods commencing on or after 1 January 2022. The adoption of these standards and amendments did not have any material impact on the financial result or position of the Group.

At the date of authorisation of these financial statements, the following Standards and Interpretation, which have not yet been applied in these financial statements, were in issue but not yet effective:

Standard or Interpretation	Description	Effective date for annual accounting period beginning on or after
IAS 1	Amendments – Presentation and Classification of Liabilities	TBC
IFRS 16	Amendments – Lease liability in a sale and leaseback	TBC
IAS 1	Amendments – Disclosure of Accounting Policies	1 January 2023
IAS 8	Amendments - Definition of Accounting Estimates	1 January 2023
IAS 12	Amendments - Deferred Tax related to Assets and Liabilities arising from a Single Transaction	1 January 2023
IAS 17	Amendments - Insurance Contracts	1 January 2023

The Group has not early adopted any of the above standards and intends to adopt them when they become effective.